Quarterly portfolio holdings
John Hancock
Short Duration Bond Fund
Fixed income
August 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 8-31-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 9.8%				$193,824,334
(Cost $195,049,664)
U.S. Government 9.8%				193,824,334
U.S. Treasury
Note	3.750	04-15-28	21,998,000	21,799,502
Note	3.875	05-15-29	35,641,000	35,173,212
Note	4.000	05-31-30	26,949,000	26,528,975
Note	4.125	07-31-28	7,000,000	6,972,109
Note	4.125	07-15-29	36,078,000	35,804,584
Note	4.250	06-30-29	15,819,000	15,753,500
Note	4.250	08-15-29	16,843,000	16,771,944

Note	4.375	08-31-28	35,000,000	35,020,508
Foreign government obligations 0.9%				$18,135,659
(Cost $18,295,690)
Oman 0.3%				6,125,345
Sultanate of Oman Bond (A)	6.000	08-01-29	5,973,000	6,125,345
Panama 0.2%				3,511,867
Republic of Panama Bond	3.160	01-23-30	3,754,000	3,511,867
Saudi Arabia 0.4%				8,498,447
Kingdom of Saudi Arabia
Bond (A)	4.125	01-12-29	2,987,000	2,935,482

Bond (A)	5.125	01-13-28	5,539,000	5,562,965
Corporate bonds 64.3%				$1,276,408,347
(Cost $1,281,183,905)
Communication services 3.2%				63,037,517
Diversified telecommunication services 1.3%
AT&T, Inc.	4.350	03-01-29	5,005,000	4,949,857
IHS Holding, Ltd. (A)(B)	6.250	11-29-28	2,881,000	2,864,370
IHS Holding, Ltd. (A)	7.875	05-29-30	2,501,000	2,551,365
Iliad Holding SAS (A)	7.000	10-15-28	4,550,000	4,560,956
NTT Finance Corp. (A)	4.620	07-16-28	5,631,000	5,605,402
Sitios Latinoamerica SAB de CV (A)	6.000	11-25-29	5,005,000	5,059,054
Entertainment 0.3%
Roblox Corp. (A)	3.875	05-01-30	2,502,000	2,355,538
WMG Acquisition Corp. (A)	3.875	07-15-30	3,129,000	2,943,055
Interactive media and services 0.1%
Arches Buyer, Inc. (A)	6.125	12-01-28	2,000,000	1,978,698
Media 1.0%
CCO Holdings LLC (A)	4.750	03-01-30	524,000	496,934
CCO Holdings LLC (A)	5.000	02-01-28	2,362,000	2,339,698
CCO Holdings LLC (A)	5.125	05-01-27	1,881,000	1,878,575
Gray Media, Inc. (A)	10.500	07-15-29	582,000	614,036
News Corp. (A)	3.875	05-15-29	7,380,000	7,131,156
Paramount Global	3.375	02-15-28	1,252,000	1,224,125
Paramount Global	3.700	06-01-28	5,000,000	4,869,606
Sirius XM Radio LLC (A)	5.000	08-01-27	1,456,000	1,452,245
Wireless telecommunication services 0.5%
Millicom International Cellular SA (A)(B)	5.125	01-15-28	4,063,500	4,033,748
Millicom International Cellular SA (A)(B)	6.250	03-25-29	3,555,000	3,563,140
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	2,502,000	2,565,959
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary 5.7%				$113,430,694
Automobiles 2.0%
Ford Motor Credit Company LLC	5.113	05-03-29	14,447,000	14,316,000
General Motors Financial Company, Inc.	4.750	04-06-29	3,500,000	3,479,560
General Motors Financial Company, Inc. (B)	5.800	01-07-29	7,280,000	7,414,904
Hyundai Capital America (A)	4.250	09-18-28	3,457,000	3,409,458
Hyundai Capital America (A)	4.550	09-26-29	2,776,000	2,739,426
Mercedes-Benz Finance North America LLC (A)	4.875	08-03-29	4,000,000	3,985,361
Stellantis Financial Services US Corp. (A)	4.950	09-15-28	4,380,000	4,342,503
Broadline retail 0.6%
Macy’s Retail Holdings LLC (A)	5.875	03-15-30	3,754,000	3,746,043
Nordstrom, Inc.	4.000	03-15-27	3,457,000	3,408,191
Nordstrom, Inc. (B)	4.375	04-01-30	1,519,000	1,445,326
Rakuten Group, Inc. (A)	9.750	04-15-29	3,413,000	3,720,205
Hotels, restaurants and leisure 1.7%
Airbnb, Inc.	4.400	03-16-29	3,754,000	3,721,874
Carnival Corp., Ltd. (A)	4.000	08-01-28	5,124,000	5,016,821
Carnival Corp., Ltd. (A)	5.125	05-01-29	4,378,000	4,355,700
Las Vegas Sands Corp.	5.900	06-01-27	3,754,000	3,784,029
MGM Resorts International	4.750	10-15-28	2,217,000	2,202,759
Rivers Enterprise Borrower LLC (A)	6.250	10-15-30	2,500,000	2,532,098
Royal Caribbean Cruises, Ltd. (B)	3.700	03-15-28	4,330,000	4,261,051
Royal Caribbean Cruises, Ltd. (A)	5.375	07-15-27	1,779,000	1,781,113
Royal Caribbean Cruises, Ltd. (A)(B)	5.500	04-01-28	1,252,000	1,261,474
Travel + Leisure Company (A)	4.625	03-01-30	5,290,000	5,108,901
Household durables 0.4%
Brookfield Residential Properties, Inc. (A)	5.000	06-15-29	2,502,000	2,397,009
Century Communities, Inc. (A)	3.875	08-15-29	2,502,000	2,385,444
LG Electronics, Inc. (A)(B)	5.625	04-24-27	3,129,000	3,149,058
Specialty retail 1.0%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29	3,754,000	3,653,112
Global Auto Holdings, Ltd. (A)(B)	8.375	01-15-29	4,254,000	4,263,193
Lithia Motors, Inc. (A)	3.875	06-01-29	4,138,000	3,973,637
Lithia Motors, Inc. (A)	4.625	12-15-27	3,457,000	3,444,720
Wayfair LLC (A)	7.250	10-31-29	4,000,000	4,131,724
Consumer staples 2.0%				38,924,798
Beverages 0.2%
Constellation Brands, Inc.	4.350	05-09-27	3,754,000	3,750,279
Consumer staples distribution and retail 0.6%
Albertsons Companies, Inc. (A)	4.875	02-15-30	3,129,000	3,013,432
Performance Food Group, Inc. (A)	4.250	08-01-29	5,000,000	4,853,919
US Foods, Inc. (A)	4.750	02-15-29	4,000,000	3,947,012
Food products 1.0%
Bimbo Bakeries USA, Inc. (A)(B)	6.050	01-15-29	6,793,000	6,940,659
BRF SA (A)(B)	4.875	01-24-30	3,502,000	3,288,693
NBM US Holdings, Inc. (A)	6.625	08-06-29	4,629,000	4,589,654
Post Holdings, Inc. (A)	4.625	04-15-30	4,754,000	4,580,918
Personal care products 0.2%
BellRing Brands, Inc. (A)	7.000	03-15-30	4,002,000	3,960,232
Energy 5.4%				107,166,611
Oil, gas and consumable fuels 5.4%
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29	2,502,000	2,502,395
Azule Energy Finance PLC (A)	8.125	01-23-30	3,754,000	3,810,654
Columbia Pipelines Holding Company LLC (A)	6.042	08-15-28	7,508,000	7,662,678
Comstock Resources, Inc. (A)	5.875	01-15-30	1,877,000	1,801,854
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Comstock Resources, Inc. (A)	6.750	03-01-29	3,129,000	$3,103,336
Continental Resources, Inc.	4.375	01-15-28	8,885,000	8,817,145
DT Midstream, Inc. (A)	4.125	06-15-29	5,631,000	5,499,132
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	3,129,000	3,118,024
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	3,754,000	3,757,822
Energean Israel Finance, Ltd. (A)	5.375	03-30-28	4,539,000	4,510,392
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (B)(C)	6.625	02-15-28	4,504,000	4,531,267
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	4,400,000	4,611,456
EQT Corp.	4.500	01-15-29	1,474,000	1,459,532
Genesis Energy LP	8.250	01-15-29	3,754,000	3,866,676
MPLX LP	4.000	03-15-28	3,754,000	3,711,301
Repsol E&P Capital Markets US LLC (A)	4.805	09-16-28	4,978,000	4,964,203
Repsol E&P Capital Markets US LLC (A)	5.204	09-16-30	4,000,000	3,997,763
South Bow USA Infrastructure Holdings LLC	4.911	09-01-27	3,754,000	3,757,498
Sunoco LP (A)	5.875	07-15-27	5,756,000	5,760,939
The Williams Companies, Inc.	4.625	06-30-30	4,700,000	4,623,842
Var Energi ASA (A)	5.000	05-18-27	3,300,000	3,305,146
Var Energi ASA (A)	5.875	05-22-30	786,000	800,769
Var Energi ASA (A)	7.500	01-15-28	4,033,000	4,160,085
Venture Global LNG, Inc. (A)	7.000	01-15-30	2,500,000	2,573,029
Viper Energy Partners LLC	4.900	08-01-30	4,000,000	3,950,537
W&T Offshore, Inc. (A)	10.750	02-01-29	2,000,000	2,093,060
Whistler Pipeline LLC (A)	5.400	09-30-29	4,380,000	4,416,076
Financials 25.4%				504,620,185
Banks 12.7%
Bank Hapoalim BM (A)	4.722	07-14-29	3,378,000	3,318,611
Bank Leumi Le-Israel BM (A)	5.343	06-29-29	4,000,000	4,014,011
Bank of America Corp. (4.623% to 5-9-28, then Overnight SOFR + 1.110%)	4.623	05-09-29	10,636,000	10,612,911
Bank of America Corp. (4.979% to 1-24-28, then Overnight SOFR + 0.830%)	4.979	01-24-29	3,754,000	3,768,790
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	2,500,000	2,611,658
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (C)	8.000	03-15-29	3,754,000	3,931,508
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (A)(B)(C)	9.250	11-17-27	3,754,000	3,914,893
Citigroup, Inc.	4.450	09-29-27	1,252,000	1,249,553
Citigroup, Inc. (5.174% to 2-13-29, then Overnight SOFR + 1.364%)	5.174	02-13-30	4,609,000	4,630,998
Citizens Financial Group, Inc. (5.841% to 1-23-29, then Overnight SOFR + 2.010%)	5.841	01-23-30	6,771,000	6,891,452
Credit Agricole SA (4.631% to 9-11-27, then Overnight SOFR + 1.210%) (A)(B)	4.631	09-11-28	3,754,000	3,751,292
Danske Bank A/S (4.662% to 3-27-28, then 1 Year CMT + 0.750%) (A)(B)	4.662	03-27-29	3,413,000	3,407,580
Danske Bank A/S (5.427% to 3-1-27, then 1 Year CMT + 0.950%) (A)(B)	5.427	03-01-28	3,413,000	3,426,799
Fifth Third Bancorp (6.339% to 7-27-28, then Overnight SOFR + 2.340%)	6.339	07-27-29	7,508,000	7,715,990
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	2,500,000	2,500,503
First-Citizens Bank & Trust Company (5.097% to 7-13-28, then Overnight SOFR + 1.146%)	5.097	07-13-29	3,500,000	3,492,075
First-Citizens Bank & Trust Company	6.125	03-09-28	3,754,000	3,813,440
HSBC Holdings PLC (5.286% to 11-19-29, then Overnight SOFR + 1.290%)	5.286	11-19-30	4,000,000	4,015,378
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (C)	5.625	07-15-30	4,000,000	3,995,140
Huntington National Bank (4.552% to 5-17-27, then SOFR Compounded Index + 1.650%)	4.552	05-17-28	7,508,000	7,498,821
ING Groep NV (3.875% to 11-16-27, then 5 Year CMT + 2.862%) (B)(C)	3.875	05-16-27	5,005,000	4,914,910
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%)	4.452	12-05-29	18,770,000	18,617,491
JPMorgan Chase & Co. (5.299% to 7-24-28, then Overnight SOFR + 1.450%)	5.299	07-24-29	6,257,000	6,316,699
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	8,000,000	7,987,884
Lloyds Banking Group PLC (4.818% to 6-13-28, then 1 Year CMT + 0.830%)	4.818	06-13-29	4,380,000	4,381,556
M&T Bank Corp. (4.833% to 1-16-28, then Overnight SOFR + 0.930%)	4.833	01-16-29	2,594,000	2,596,826
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (C)	5.125	11-01-26	6,224,000	6,216,220
Pinnacle Bank (B)	5.625	02-15-28	2,804,000	2,823,235
Popular, Inc.	7.250	03-13-28	6,570,000	6,739,178
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	2,500,000	$2,542,284
Royal Bank of Canada (3.995% to 11-3-27, then Overnight SOFR + 0.700%)	3.995	11-03-28	3,754,000	3,724,800
Santander Holdings USA, Inc. (5.040% to 6-5-29, then Overnight SOFR + 1.104%)	5.040	06-05-30	2,000,000	1,986,202
Santander Holdings USA, Inc. (5.353% to 9-6-29, then Overnight SOFR + 1.940%)	5.353	09-06-30	3,500,000	3,505,067
Santander UK Group Holdings PLC (4.320% to 9-22-28, then SOFR Compounded Index + 1.070%)	4.320	09-22-29	3,754,000	3,704,285
Societe Generale SA (4.450% to 4-12-29, then Overnight SOFR + 1.096%) (A)	4.450	04-12-30	3,754,000	3,680,110
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (A)(B)(C)	10.000	11-14-28	6,257,000	6,767,696
The Bank of Nova Scotia (8.000% to 1-27-29, then 5 Year CMT + 4.017%)	8.000	01-27-84	4,129,000	4,339,472
The PNC Financial Services Group, Inc. (5.492% to 5-14-29, then Overnight SOFR + 1.198%)	5.492	05-14-30	5,000,000	5,068,532
The PNC Financial Services Group, Inc. (5.582% to 6-12-28, then Overnight SOFR + 1.841%)	5.582	06-12-29	4,542,000	4,607,580
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)	8.125	10-31-82	4,129,000	4,253,332
Truist Bank (4.420% to 7-24-27, then Overnight SOFR + 0.770%)	4.420	07-24-28	3,754,000	3,745,387
Truist Financial Corp.	3.875	03-19-29	4,380,000	4,272,958
Truist Financial Corp. (5.100% to 9-1-30, then 10 Year CMT + 4.349%) (B)(C)	5.100	03-01-30	4,581,000	4,537,153
U.S. Bancorp (4.653% to 2-1-28, then Overnight SOFR + 1.230%)	4.653	02-01-29	4,681,000	4,674,839
U.S. Bancorp (5.100% to 7-23-29, then Overnight SOFR + 1.250%)	5.100	07-23-30	4,000,000	4,020,950
Wells Fargo & Company (5.198% to 1-23-29, then Overnight SOFR + 1.500%)	5.198	01-23-30	16,132,000	16,247,394
Wells Fargo & Company (5.574% to 7-25-28, then Overnight SOFR + 1.740%)	5.574	07-25-29	3,129,000	3,171,667
Wells Fargo & Company (5.707% to 4-22-27, then Overnight SOFR + 1.070%)	5.707	04-22-28	8,770,000	8,831,161
Zions Bancorp NA	3.250	10-29-29	1,877,000	1,759,566
Zions Bancorp NA (4.483% to 2-9-28, then Overnight SOFR + 1.055%)	4.483	02-09-29	3,754,000	3,717,401
Zions Bancorp NA (4.704% to 8-18-27, then Overnight SOFR + 1.155%)	4.704	08-18-28	3,754,000	3,740,597
Capital markets 4.2%
Ares Strategic Income Fund	5.700	03-15-28	8,759,000	8,782,382
Blackstone Private Credit Fund (B)	3.250	03-15-27	5,005,000	4,959,290
Blackstone Private Credit Fund	4.950	09-26-27	1,877,000	1,871,449
Blackstone Secured Lending Fund	5.875	11-15-27	3,129,000	3,150,173
Depository Trust Company (A)	4.300	03-27-29	2,654,000	2,627,989
Deutsche Bank AG (4.999% to 9-11-29, then Overnight SOFR + 1.700%)	4.999	09-11-30	10,057,000	10,014,492
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	4,389,000	4,556,869
HPS Corporate Lending Fund (B)	4.900	09-11-28	2,389,000	2,349,231
HPS Corporate Lending Fund (B)	5.450	01-14-28	3,000,000	2,995,722
HPS Corporate Lending Fund	5.850	06-05-30	3,000,000	2,961,516
Morgan Stanley (4.555% to 4-10-29, then SOFR Compounded Index + 0.960%)	4.555	04-10-30	7,000,000	6,920,740
Morgan Stanley (5.164% to 4-20-28, then Overnight SOFR + 1.590%)	5.164	04-20-29	4,380,000	4,408,424
Morgan Stanley Bank NA (4.788% to 5-10-29, then SOFR Compounded Index + 0.974%)	4.788	05-10-30	4,000,000	3,980,254
Morgan Stanley Private Bank NA (4.204% to 11-17-27, then Overnight SOFR + 0.780%)	4.204	11-17-28	3,754,000	3,732,712
The Goldman Sachs Group, Inc.	2.600	02-07-30	5,028,000	4,643,515
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month CME Term SOFR + 1.563%)	4.223	05-01-29	3,441,000	3,406,728
The Goldman Sachs Group, Inc. (5.049% to 7-23-29, then Overnight SOFR + 1.210%)	5.049	07-23-30	4,700,000	4,697,494
UBS Group AG (4.875% to 2-12-27, then 5 Year CMT + 3.404%) (A)(B)(C)	4.875	02-12-27	3,413,000	3,401,756
UBS Group AG (9.250% to 11-13-28, then 5 Year CMT + 4.745%) (A)(C)	9.250	11-13-28	3,754,000	4,015,733
Consumer finance 2.1%
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%) (B)	5.737	05-15-29	8,116,000	8,191,593
Ally Financial, Inc. (6.848% to 1-3-29, then Overnight SOFR + 2.820%)	6.848	01-03-30	1,000,000	1,035,293
American Express Company (4.444% to 5-3-29, then Overnight SOFR + 0.811%)	4.444	05-03-30	5,000,000	4,944,129
Capital One Financial Corp. (3.950% to 9-1-26, then 5 Year CMT + 3.157%) (B)(C)	3.950	09-01-26	3,867,000	3,867,000
Capital One Financial Corp. (6.312% to 6-8-28, then Overnight SOFR + 2.640%)	6.312	06-08-29	10,011,000	10,249,390
IIFL Finance, Ltd. (A)(B)	8.750	07-24-28	2,502,000	2,579,510
OneMain Finance Corp.	6.625	05-15-29	4,380,000	4,443,440
PHH Escrow Issuer LLC (A)	9.875	11-01-29	3,129,000	3,089,931
Synchrony Financial (5.450% to 10-15-29, then Overnight SOFR + 1.346%)	5.450	10-15-30	4,000,000	3,996,864
Financial services 3.2%
Antares Holdings LP (A)(B)	7.950	08-11-28	4,105,000	4,240,737
Apollo Debt Solutions BDC	6.900	04-13-29	1,877,000	1,918,124
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Financial services (continued)
Atlas Warehouse Lending Company LP (A)	4.625	11-15-28	5,005,000	$4,935,507
Atlas Warehouse Lending Company LP (A)	6.050	01-15-28	6,257,000	6,323,118
Block, Inc. (A)	5.625	08-15-30	3,014,000	3,018,394
Corebridge Financial, Inc. (6.875% to 12-15-27, then 5 Year CMT + 3.846%)	6.875	12-15-52	3,129,000	3,175,494
Corebridge Global Funding (A)(B)	4.650	08-20-27	6,257,000	6,264,534
Enact Holdings, Inc.	6.250	05-28-29	5,005,000	5,123,877
Macquarie Airfinance Holdings, Ltd. (A)	5.200	03-27-28	3,754,000	3,765,878
NMI Holdings, Inc.	6.000	08-15-29	4,754,000	4,818,417
Radian Group, Inc.	6.200	05-15-29	10,264,000	10,542,651
Rocket Mortgage LLC (A)	3.625	03-01-29	5,005,000	4,823,532
TrueNoord Capital DAC (A)	8.750	03-01-30	3,754,000	3,917,528
Insurance 2.9%
AEGON Funding Company LLC (A)	5.500	04-16-27	5,005,000	5,029,363
American National Group, Inc.	5.000	06-15-27	3,129,000	3,131,864
AmWINS Group, Inc. (A)	4.875	06-30-29	3,000,000	2,915,028
Athene Global Funding (A)(B)	5.516	03-25-27	5,005,000	5,029,560
Athene Holding, Ltd.	4.125	01-12-28	4,693,000	4,638,542
Augusta SpinCo Corp.	4.398	03-23-29	4,550,000	4,495,890
Brighthouse Financial Global Funding (A)	5.550	04-09-27	2,987,000	2,994,748
Brown & Brown, Inc.	4.500	03-15-29	4,380,000	4,323,593
CNA Financial Corp.	3.900	05-01-29	3,754,000	3,654,281
CNO Financial Group, Inc.	5.250	05-30-29	7,097,000	7,086,179
CNO Global Funding (A)	4.875	12-10-27	3,457,000	3,454,905
F&G Annuities & Life, Inc.	6.500	06-04-29	1,252,000	1,266,954
GA Global Funding Trust (A)(B)	5.500	01-08-29	4,129,000	4,153,045
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (A)	7.950	10-15-54	2,500,000	2,496,406
Ryan Specialty LLC (A)	4.375	02-01-30	3,000,000	2,899,771
Mortgage real estate investment trusts 0.3%
Starwood Property Trust, Inc. (A)	5.250	10-15-28	6,298,000	6,254,811
Health care 2.9%				56,969,396
Biotechnology 0.2%
Amgen, Inc.	5.150	03-02-28	5,005,000	5,035,622
Health care equipment and supplies 0.6%
Baxter International, Inc.	4.450	02-15-29	2,502,000	2,468,405
GE HealthCare Technologies, Inc.	4.150	12-15-28	5,005,000	4,937,698
Medline Borrower LP (A)	3.875	04-01-29	3,754,000	3,635,070
Health care providers and services 1.3%
Centene Corp.	3.375	02-15-30	5,700,000	5,292,978
Centene Corp.	4.625	12-15-29	1,500,000	1,462,267
CVS Health Corp.	5.400	06-01-29	5,631,000	5,707,241
Rede D’Or Finance Sarl (A)	4.500	01-22-30	3,129,000	2,943,055
Rede D’Or Finance Sarl (A)	4.950	01-17-28	5,973,000	5,905,108
Universal Health Services, Inc.	4.625	10-15-29	4,000,000	3,934,989
Pharmaceuticals 0.8%
IQVIA, Inc.	6.250	02-01-29	2,500,000	2,566,565
Royalty Pharma PLC	5.150	09-02-29	3,666,000	3,686,440
Teva Pharmaceutical Finance Netherlands III BV (B)	5.125	05-09-29	5,754,000	5,756,491
Viatris, Inc. (B)	2.700	06-22-30	4,000,000	3,637,467
Industrials 7.9%				156,578,542
Aerospace and defense 1.1%
Rolls-Royce PLC (A)	5.750	10-15-27	5,631,000	5,682,419
The Boeing Company	3.250	02-01-28	6,337,000	6,207,224
The Boeing Company	5.150	05-01-30	3,400,000	3,409,830
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	6.298	05-01-29	1,048,000	$1,082,754
TransDigm, Inc.	4.625	01-15-29	5,005,000	4,914,423
Air freight and logistics 0.2%
Fedex Freight Holding Company, Inc. (A)	4.300	03-15-29	5,005,000	4,907,337
Commercial services and supplies 0.9%
Allied Universal Holdco LLC (A)	4.625	06-01-28	4,380,000	4,314,773
GFL Environmental, Inc. (A)	4.375	08-15-29	500,000	482,972
GFL Environmental, Inc. (A)	4.750	06-15-29	5,728,000	5,595,648
Prime Security Services Borrower LLC (A)	3.375	08-31-27	5,005,000	4,912,248
RB Global Holdings, Inc. (A)	6.750	03-15-28	2,987,000	3,013,074
Construction and engineering 1.5%
Dycom Industries, Inc. (A)	4.500	04-15-29	3,129,000	3,045,613
HTA Group, Ltd. (A)(B)	7.500	06-04-29	6,257,000	6,407,671
MasTec, Inc. (A)	4.500	08-15-28	8,759,000	8,653,530
MasTec, Inc.	5.900	06-15-29	2,000,000	2,038,983
Quanta Services, Inc.	4.750	08-09-27	3,754,000	3,763,308
Williams Scotsman, Inc. (A)	6.625	06-15-29	5,631,000	5,730,928
Electrical equipment 0.9%
LG Energy Solution, Ltd. (A)	5.000	04-02-29	4,550,000	4,529,498
Molex Electronic Technologies LLC (A)	4.750	04-30-28	3,754,000	3,754,786
Regal Rexnord Corp.	6.050	04-15-28	3,754,000	3,818,066
Regal Rexnord Corp.	6.300	02-15-30	1,500,000	1,546,241
Vertiv Group Corp. (A)	4.125	11-15-28	3,754,000	3,715,025
Ground transportation 0.3%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	1,445,000	1,445,000
Penske Truck Leasing Company LP (A)	6.050	08-01-28	3,754,000	3,828,267
Passenger airlines 1.8%
Air Canada 2020-2 Class A Pass Through Trust (A)	5.250	04-01-29	1,955,943	1,959,060
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	3,148,360	3,148,169
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	1,088,058	1,065,438
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	595,720	576,228
American Airlines 2016-3 Class AA Pass Through Trust	3.000	10-15-28	3,244,780	3,129,946
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	3,175,327	3,104,119
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	711,040	675,235
Azul Secured Finance LLP (A)	9.875	02-15-31	768,000	666,613
Delta Air Lines, Inc. (A)	4.750	10-20-28	3,169,665	3,163,156
Delta Air Lines, Inc.	4.950	07-10-28	3,754,000	3,759,065
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	905,814	876,145
United Airlines 2016-1 Class AA Pass Through Trust	3.100	07-07-28	985,626	961,071
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	5,197,627	5,243,163
United Airlines Holdings, Inc.	4.875	03-01-29	2,502,000	2,465,262
United Airlines, Inc. (A)	4.625	04-15-29	5,005,000	4,927,984
Professional services 0.1%
Mobility Global, Inc. (A)	5.050	06-15-29	3,000,000	2,981,832
Trading companies and distributors 1.1%
AerCap Ireland Capital DAC (B)	3.000	10-29-28	3,754,000	3,605,930
Ashtead Capital, Inc. (A)	4.250	11-01-29	9,386,000	9,128,345
Aviation Capital Group LLC (A)	5.375	07-15-29	4,572,000	4,600,059
BlueLinx Holdings, Inc. (A)(B)	6.000	11-15-29	3,754,000	3,742,104
Information technology 2.6%				52,595,866
Electronic equipment, instruments and components 0.4%
Jabil, Inc.	4.200	02-01-29	3,754,000	3,680,224
TD SYNNEX Corp.	4.300	01-17-29	3,754,000	3,687,548
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services 0.3%
CoreWeave, Inc. (A)(B)	9.250	06-01-30	2,500,000	$2,321,662
Gartner, Inc. (A)(B)	3.625	06-15-29	3,000,000	2,833,452
Semiconductors and semiconductor equipment 0.9%
Kioxia Holdings Corp. (A)	6.250	07-24-30	3,000,000	3,067,334
ON Semiconductor Corp. (A)	3.875	09-01-28	3,754,000	3,664,058
Qorvo, Inc.	4.375	10-15-29	7,165,000	6,890,243
SK Hynix, Inc. (A)	4.250	09-11-28	3,066,000	3,030,273
Skyworks Solutions, Inc.	5.000	08-10-28	2,000,000	1,998,859
Software 0.8%
Oracle Corp.	4.200	09-27-29	5,395,000	5,185,705
Oracle Corp.	4.550	02-04-29	3,457,000	3,378,678
Salesforce, Inc.	4.500	03-15-28	3,413,000	3,406,626
ServiceNow, Inc.	4.250	05-15-28	4,000,000	3,978,063
WULF Compute LLC (A)(B)	7.750	10-15-30	520,000	540,333
Technology hardware, storage and peripherals 0.2%
Hewlett Packard Enterprise Company	4.550	10-15-29	5,000,000	4,932,808
Materials 0.9%				18,574,670
Chemicals 0.3%
CVR Partners LP (A)	6.125	06-15-28	3,129,000	3,132,730
Mativ Holdings, Inc. (A)(B)	8.000	10-01-29	3,413,000	3,496,619
Containers and packaging 0.2%
Clydesdale Acquisition Holdings, Inc. (A)	6.875	01-15-30	2,502,000	2,504,439
Graphic Packaging International LLC (A)	3.500	03-01-29	2,502,000	2,386,072
Metals and mining 0.4%
Hudbay Minerals, Inc. (A)	6.125	04-01-29	3,413,000	3,428,789
Novelis Corp. (A)	4.750	01-30-30	3,754,000	3,626,021
Real estate 3.9%				77,542,997
Diversified REITs 0.1%
Global Net Lease, Inc. (A)(B)	3.750	12-15-27	3,088,000	3,020,789
Hotel and resort REITs 0.7%
Host Hotels & Resorts LP	4.250	12-15-28	2,502,000	2,463,911
RHP Hotel Properties LP (A)	4.500	02-15-29	3,129,000	3,080,238
XHR LP (A)	4.875	06-01-29	5,005,000	4,919,560
XHR LP (A)	6.625	05-15-30	2,500,000	2,544,533
Industrial REITs 0.2%
Trust 2401 (A)	4.869	01-15-30	3,754,000	3,596,595
Office REITs 0.6%
Boston Properties LP (B)	3.400	06-21-29	5,631,000	5,400,053
Cousins Properties LP	5.250	07-15-30	3,000,000	2,999,589
Piedmont Operating Partnership LP	6.875	07-15-29	3,129,000	3,247,989
Real estate management and development 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30	2,275,000	2,036,637
Specialized REITs 2.2%
American Tower Corp.	4.900	03-15-30	5,000,000	4,974,785
GLP Capital LP	5.300	01-15-29	5,756,000	5,755,019
Iron Mountain, Inc. (A)	4.875	09-15-29	5,880,000	5,751,867
Millrose Properties, Inc. (A)	6.375	08-01-30	2,500,000	2,534,775
SBA Communications Corp. (B)	3.125	02-01-29	3,950,000	3,775,371
SBA Communications Corp. (B)	3.875	02-15-27	3,300,000	3,287,507
SBA Communications Corp.	4.875	01-15-30	3,000,000	2,971,505
Uniti Group LP (A)	6.500	02-15-29	2,502,000	2,470,645
VICI Properties LP (A)	3.750	02-15-27	1,650,000	1,642,953
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Specialized REITs (continued)
VICI Properties LP (A)	3.875	02-15-29	2,305,000	$2,233,253
VICI Properties LP	4.750	02-15-28	5,400,000	5,388,490
VICI Properties LP	4.750	04-01-28	3,457,000	3,446,933
Utilities 4.4%				86,967,071
Electric utilities 2.8%
Edison International	5.000	05-05-28	2,000,000	1,995,139
FirstEnergy Corp.	2.650	03-01-30	4,242,000	3,908,580
FirstEnergy Corp.	3.900	07-15-27	4,609,000	4,584,914
Israel Electric Corp., Ltd. (A)	4.250	08-14-28	4,778,000	4,693,030
NextEra Energy Capital Holdings, Inc.	4.685	09-01-27	6,257,000	6,272,217
NRG Energy, Inc. (A)	4.734	10-15-30	8,134,000	7,927,637
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (A)(C)	10.250	03-15-28	3,754,000	3,991,497
Pacific Gas & Electric Company	5.000	06-04-28	7,508,000	7,528,645
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	4,000,000	4,001,536
PG&E Corp.	5.000	07-01-28	7,508,000	7,395,382
The Cleveland Electric Illuminating Company (A)(B)	5.000	02-15-30	3,500,000	3,495,724
Independent power and renewable electricity producers 0.9%
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	4,608,090	4,333,909
Capital Power US Holdings, Inc. (A)	5.257	06-01-28	624,000	625,038
The AES Corp.	5.200	07-15-29	1,400,000	1,400,300
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (A)(C)	8.000	10-15-26	3,457,000	3,460,208
Vistra Operations Company LLC (A)(B)	4.375	05-01-29	1,048,000	1,024,837
Vistra Operations Company LLC (A)	4.550	10-30-28	3,143,000	3,108,545
Vistra Operations Company LLC (A)	5.000	07-31-27	4,373,000	4,369,097
Multi-utilities 0.7%
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	4,129,000	4,260,240
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%) (B)	4.750	06-01-50	4,000,000	3,881,121

Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%) (B)	6.875	02-01-55	4,629,000	4,709,475
Term loans (D) 0.3%				$5,540,348
(Cost $5,553,752)
Communication services 0.2%				4,508,775
Entertainment 0.2%
Discovery Global Holdings, Inc., 2026 USD Term Loan B (1 month CME Term SOFR + 2.500%)	6.186	06-30-33	4,500,000	4,508,775
Information technology 0.1%				1,031,573
IT services 0.1%

CoreWeave Financing V-V LLC, Delayed Draw Term Loan (E)	TBD	09-01-31	1,029,000	1,031,573

Collateralized mortgage obligations 3.2%				$65,088,143
(Cost $65,291,405)
Commercial and residential 2.7%				54,557,170
Angel Oak Mortgage Trust LLC
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (A)	4.800	11-26-68	589,936	586,692
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	36,364	35,353
BAHA Trust
Series 2024-MAR, Class B (A)(F)	7.069	12-10-41	3,000,000	3,056,835
BX Trust
Series 2026-CLS, Class A (1 month CME Term SOFR + 1.400%) (A)(G)	5.039	05-15-43	2,580,000	2,583,225
Castlelake Residential Mortgage Trust
Series 2026-RTL1, Class A1 (5.682% to 2-25-29, then 6.682% thereafter) (A)	5.682	08-25-41	3,000,000	2,992,816
Ellington Financial Mortgage Trust
Series 2024-CES1, Class A1 (5.522% to 12-1-28, then 6.522% thereafter) (A)	5.522	01-26-60	2,014,508	2,010,170
FS Commercial Mortgage Trust
Series 2023-4SZN, Class A (A)	7.066	11-10-39	3,225,000	3,230,608
GFH Mortgage Trust
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-IND, Class A (A)	5.148	06-15-33	4,000,000	$3,973,045
GWT Commercial Mortgage Trust
Series 2024-WLF2, Class A (1 month CME Term SOFR + 1.691%) (A)(G)	5.330	05-15-41	3,000,000	3,007,500
LHOME Mortgage Trust
Series 2025-RTL3, Class A1 (5.239% to 2-25-28, then 6.239% thereafter) (A)	5.239	08-25-40	3,000,000	2,992,821
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(G)	4.853	03-15-38	214,668	209,746
Manhattan West Mortgage Trust
Series 2020-1MW, Class A (A)	2.130	09-10-39	2,303,000	2,235,764
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(F)	3.500	10-25-59	133,481	122,736
NYC Commercial Mortgage Trust
Series 2025-11X, Class A (1 month CME Term SOFR + 1.743%) (A)(G)	5.382	10-15-40	2,000,000	2,006,175
OBX Trust
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (A)	5.162	07-25-65	1,751,390	1,738,453
PNW Trust
Series 2026-ARTE, Class A (1 month CME Term SOFR + 1.711%) (A)(G)	5.350	04-15-41	6,960,000	6,947,052
PRM Trust
Series 2025-PRM6, Class A (A)(F)	4.630	07-05-33	2,000,000	1,974,596
Progress Residential Trust
Series 2024-SFR3, Class A (A)	3.000	06-17-41	2,479,545	2,344,472
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(F)	2.275	02-25-50	3,922	3,779
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A (1 month CME Term SOFR + 1.443%) (A)(G)	5.082	02-15-42	5,500,000	5,455,313
Toorak Mortgage Trust
Series 2024-RRTL2, Class A1 (5.504% to 3-25-27, then 6.504% thereafter) (A)	5.504	09-25-39	1,000,000	1,000,302
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(F)	3.750	05-25-58	17,685	17,309
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	70,296	65,927
Series 2021-SJ2, Class A1A (A)(F)	2.250	12-25-61	287,239	281,977
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (A)(F)	5.229	07-13-44	2,150,000	2,098,873
Wells Fargo Commercial Mortgage Trust
Series 2026-1250B, Class A (A)(F)	4.833	03-10-41	3,650,000	3,585,631
U.S. Government Agency 0.5%				10,530,973
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (A)(G)	5.143	10-25-41	2,435,594	2,436,349
Series 2025-MN12, Class M1 (30 day Average SOFR + 1.750%) (A)(G)	5.393	11-25-45	5,807,911	5,807,891
Federal National Mortgage Association
Series 2025-R01, Class 1A1 (30 day Average SOFR + 0.950%) (A)(G)	4.593	01-25-45	1,291,132	1,288,718

Series 2025-R04, Class 1A1 (30 day Average SOFR + 1.000%) (A)(G)	4.643	05-25-45	997,219	998,015
Asset-backed securities 20.3%				$402,786,517
(Cost $408,500,774)
Asset-backed securities 20.3%				402,786,517
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-29-30	964,622	892,451
Alloya Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.710	01-25-30	1,524,000	1,521,945
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.215	09-15-32	929,883	932,748
Series 2025-B, Class A2 (A)	4.305	09-15-33	2,547,317	2,533,218
Series 2025-B, Class C (A)	4.697	09-15-33	2,317,580	2,307,856
Series 2026-A, Class C (A)	4.976	03-15-34	2,232,154	2,225,558
American Express Credit Account Master Trust
Series 2025-4, Class A	4.300	07-15-30	3,000,000	2,987,969
AMSR Trust
Series 2023-SFR1, Class A (A)	4.000	04-17-40	4,000,000	3,930,918
Series 2024-SFR1, Class A (A)	4.290	07-17-41	4,000,000	3,906,314
Amur Equipment Finance Receivables XIII LLC
Series 2024-1A, Class D (A)	6.570	04-21-31	1,650,000	1,673,868
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Arby’s Funding LLC
Series 2020-1A, Class A2 (A)	3.237	07-30-50	5,362,700	$5,350,814
ARI Fleet Lease Trust
Series 2025-A, Class A3 (A)	4.460	01-17-34	2,000,000	1,994,129
Series 2026-A, Class A3 (A)	4.090	11-15-34	2,000,000	1,968,790
Series 2026-B, Class A2 (A)	4.340	02-15-35	1,799,000	1,793,507
Arivo Acceptance Auto Loan Receivables Trust
Series 2025-1A, Class A2 (A)	4.920	05-15-29	917,094	917,454
AutoNation Finance Trust
Series 2026-1A, Class A4 (A)	4.180	06-11-31	2,200,000	2,171,571
Series 2026-2A, Class A4 (A)	4.690	12-15-31	2,500,000	2,492,180
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class C (A)	7.410	08-21-28	2,450,000	2,487,676
Series 2024-1A, Class A (A)	5.360	06-20-30	4,000,000	4,032,252
Series 2025-3A, Class A (A)	4.170	02-20-30	2,000,000	1,965,300
Ballyrock CLO 26, Ltd.
Series 2024-26A, Class A1AR (3 month CME Term SOFR + 1.230%) (A)(G)	4.949	07-25-39	4,000,000	4,004,384
Barings Equipment Finance LLC
Series 2025-A, Class A3 (A)	5.450	08-13-32	2,131,000	2,131,756
Series 2026-A, Class A3 (A)	4.080	07-13-33	2,000,000	1,965,704
Benefit Street Partners CLO XXXIV, Ltd.
Series 2024-34A, Class AR (3 month CME Term SOFR + 1.230%) (A)(G)	4.986	07-25-39	2,500,000	2,505,080
Blue Stream Issuer LLC
Series 2024-1A, Class C (A)	8.710	11-20-54	3,050,000	3,154,060
CAL Funding IV, Ltd.
Series 2020-1A, Class A (A)	2.220	09-25-45	1,476,875	1,415,922
CarMax Auto Owner Trust
Series 2026-3, Class D	5.360	07-15-33	1,000,000	995,697
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A1 (A)	2.010	12-15-50	480,833	459,813
CARS-DB7 LP
Series 2023-1A, Class A1 (A)	5.750	09-15-53	2,798,750	2,799,751
Series 2023-1A, Class B (A)	7.750	09-15-53	490,000	490,164
Carvana Auto Receivables Trust
Series 2025-P4, Class A3	4.140	12-10-30	691,000	687,968
CCG Receivables Trust
Series 2025-1, Class C (A)	4.890	10-14-32	2,000,000	1,989,142
Series 2025-2, Class D (A)	5.080	08-15-34	930,000	914,469
Series 2026-1, Class D (A)	5.700	01-17-34	1,500,000	1,487,991
Chase Auto Credit Linked Notes
Series 2025-1, Class B (A)	4.753	02-25-33	1,514,717	1,512,052
Series 2026-1, Class C (A)	5.085	07-25-34	729,570	728,661
Chesapeake IV Funding DAC
Series 2026-1A, Class A4 (A)	4.590	02-15-35	2,250,000	2,239,470
CIFC Funding, Ltd.
Series 2022-1A, Class A1R (3 month CME Term SOFR + 1.220%) (A)(G)	4.963	07-17-39	4,000,000	3,999,800
Citibank Credit Card Issuance Trust
Series 2025-A1, Class A	4.300	06-21-30	5,000,000	4,978,562
Clarus Capital Funding LLC
Series 2026-1A, Class A2 (A)	4.520	11-20-34	3,000,000	2,989,831
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	3,107,892	2,912,461
CLI Funding VIII LLC
Series 2021-1A, Class A (A)	1.640	02-18-46	420,830	388,900
Commercial Equipment Finance LLC
Series 2025-1A, Class A (A)	4.830	05-15-31	1,970,888	1,969,795
Consolidated Communications LLC
Series 2025-1A, Class A2 (A)	6.000	05-20-55	4,078,000	4,112,316
Corporate One Auto Receivables Trust
Series 2026-1A, Class A3 (A)	4.150	03-15-30	3,000,000	2,976,737
Crossroads Asset Trust
Series 2025-A, Class A2 (A)	4.910	02-20-32	1,671,980	1,676,632
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
CyrusOne Data Centers Issuer I LLC
Series 2024-1A, Class A2 (A)	4.760	03-22-49	2,000,000	$1,938,829
Series 2024-2A, Class A2 (A)	4.500	05-20-49	3,000,000	2,882,514
DataBank Issuer LLC
Series 2021-2A, Class A2 (A)	2.400	10-25-51	2,750,000	2,739,531
DB Master Finance LLC
Series 2017-1A, Class A2II (A)	4.030	11-20-47	2,436,645	2,410,023
Dell Equipment Finance Trust
Series 2025-2, Class D (A)	4.830	03-22-32	3,000,000	2,969,906
Series 2026-1A, Class A3 (A)	4.320	12-22-31	3,500,000	3,480,161
Dext ABS LLC
Series 2025-1, Class D (A)	5.650	02-15-36	4,000,000	4,006,466
Series 2025-2, Class B (A)	4.660	04-15-36	2,300,000	2,270,451
DLLAA LLC
Series 2025-1A, Class A3 (A)	4.950	09-20-29	2,635,000	2,646,376
DLLAD LLC
Series 2025-1A, Class A3 (A)	4.420	09-20-30	3,000,000	2,982,344
DLLMT LLC
Series 2026-1A, Class A3 (A)	4.200	12-20-29	1,000,000	991,554
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (A)	4.118	07-25-47	2,202,420	2,186,260
Series 2018-1A, Class A2II (A)	4.328	07-25-48	1,895,000	1,885,184
Driven Brands Funding LLC
Series 2020-2A, Class A2 (A)	3.237	01-20-51	3,014,197	2,908,961
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (30 day Average SOFR + 1.114%) (A)(G)	4.758	07-25-69	203,672	204,901
Elara HGV Timeshare Issuer LLC
Series 2025-A, Class A (A)	4.540	01-25-40	2,698,701	2,660,636
Enterprise Fleet Financing LLC
Series 2024-4, Class A3 (A)	4.560	11-20-28	1,500,000	1,499,817
Series 2025-2, Class A3 (A)	4.410	06-20-29	1,950,000	1,943,470
Series 2025-3, Class A3 (A)	4.460	09-20-29	4,500,000	4,481,656
Series 2026-1, Class A3 (A)	4.120	03-20-30	3,189,000	3,145,167
Evergreen Credit Card Trust
Series 2025-CRT5, Class B (A)	5.240	05-15-29	1,000,000	1,004,447
ExteNet Issuer LLC
Series 2025-1A, Class C (A)(H)	8.272	07-25-54	5,100,000	102,000
Ford Credit Auto Owner Trust
Series 2023-1, Class A (A)	4.850	08-15-35	5,000,000	5,018,811
Series 2024-1, Class A (4.870% to 2-15-29, then 9.730% thereafter) (A)	4.870	08-15-36	3,927,000	3,936,142
Ford Credit Floorplan Master Owner Trust
Series 2026-1, Class A	4.420	05-15-31	4,583,000	4,551,048
GM Financial Revolving Receivables Trust
Series 2023-2, Class A (A)	5.770	08-11-36	4,000,000	4,088,079
Series 2024-1, Class A (A)	4.980	12-11-36	3,000,000	3,017,659
GMF Floorplan Owner Revolving Trust
Series 2023-2, Class A (A)	5.340	06-15-30	1,085,000	1,097,614
Series 2026-1A, Class A1 (A)	4.570	05-15-31	2,000,000	1,993,737
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A3 (A)	4.490	04-16-29	2,000,000	1,998,774
Series 2026-1, Class A3 (A)	4.760	09-16-30	4,000,000	4,003,869
Greensky Home Improvement Issuer Trust
Series 2026-A, Class A3 (A)	5.140	12-15-70	4,000,000	3,989,842
GreenSky Home Improvement Issuer Trust
Series 2026-REV1, Class A (A)	4.930	05-15-41	3,000,000	2,988,541
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	4,000,000	3,982,102
12	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Hilton Grand Vacations Trust
Series 2024-1B, Class B (A)	5.990	09-15-39	565,843	$571,099
Series 2024-3A, Class A (A)	4.980	08-27-40	1,378,010	1,377,409
Series 2025-1A, Class B (A)	5.180	05-27-42	1,737,404	1,731,398
Series 2026-1A, Class A (A)	4.670	02-25-43	2,469,288	2,450,984
Series 2026-2A, Class A (A)	4.830	03-27-45	900,022	894,145
Series 2026-2A, Class B (A)	5.100	03-27-45	1,350,033	1,339,604
Hipgnosis Music Assets LP
Series 2022-1, Class A (A)	5.000	05-16-62	1,648,032	1,645,169
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	5,633,000	5,604,292
Series 2021-1, Class C (A)	4.459	11-20-51	750,000	748,332
HPEFS Equipment Trust
Series 2025-1A, Class A3 (A)	4.430	09-20-32	2,600,000	2,599,068
Series 2025-2A, Class D (A)	4.770	05-20-33	2,000,000	1,970,984
HTS Fund II LLC
Series 2025-1, Class A (A)	5.351	06-23-45	2,105,000	2,104,585
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1 (A)	4.835	09-20-33	2,004,312	1,994,873
InStar Leasing III LLC
Series 2021-1A, Class A (A)	2.300	02-15-54	4,924,449	4,713,891
Kubota Credit Owner Trust
Series 2025-2A, Class A3 (A)	4.420	09-17-29	5,000,000	4,986,723
Series 2026-2A, Class A4 (A)	4.700	12-15-31	3,000,000	2,991,410
LAD Auto Receivables Trust
Series 2025-1A, Class A4 (A)	4.790	04-15-30	3,250,000	3,252,890
Series 2026-2A, Class A3 (A)	4.330	08-15-31	3,000,000	2,972,354
Lyra Music Assets LP
Series 2024-2A, Class A2 (A)	5.760	12-22-64	1,382,572	1,387,310
Series 2025-1A, Class A2 (A)	5.604	09-20-65	3,704,498	3,710,379
M&T Equipment
Series 2025-1A, Class A3 (A)	4.780	09-17-29	3,000,000	3,000,680
Magnetite XLV, Ltd.
Series 2025-45A, Class A1 (3 month CME Term SOFR + 1.150%) (A)(G)	4.903	04-15-38	4,000,000	4,002,252
Magnetite XXVI, Ltd.
Series 2020-26A, Class AR2 (3 month CME Term SOFR + 1.150%) (A)(G)	4.960	01-25-38	4,000,000	4,000,368
Merchants Fleet Funding LLC
Series 2025-1A, Class A (A)	4.490	01-20-39	3,000,000	2,994,819
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (A)	5.400	08-20-55	3,000,000	2,985,089
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	562,398	562,552
Series 2022-2A, Class A (A)	6.110	10-21-41	442,415	449,041
Series 2026-1A, Class A (A)	4.670	03-20-43	5,041,798	4,981,014
Navient Education Loan Trust
Series 2026-A, Class A (A)	4.860	09-15-56	3,726,517	3,668,484
Navient Refinance Loan Trust
Series 2026-A, Class A (A)	4.500	01-18-56	1,107,883	1,086,287
Neighborly Issuer LLC
Series 2021-1A, Class A2 (A)	3.584	04-30-51	3,790,000	3,640,398
Nelnet Student Loan Trust
Series 2025-DA, Class B (A)	4.860	08-20-54	6,662,000	6,561,278
NextGear Floorplan Master Owner Trust
Series 2025-1A, Class A (A)	4.550	02-15-30	2,000,000	1,995,984
Octane Recievables Trust
Series 2026-RVM1, Class A (A)	4.920	06-20-47	4,000,000	3,999,042
Oxford Finance Credit Fund
Series 2025-A, Class A2 (A)	5.878	08-14-34	3,000,000	2,996,343
PEAC Solutions Receivables LLC
Series 2025-1A, Class A3 (A)	5.040	07-20-32	2,000,000	2,008,562
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
PFS Financing Corp.
Series 2025-B, Class A (A)	4.850	02-15-30	2,393,000	$2,400,088
Series 2025-D, Class A (A)	4.521	05-15-30	4,000,000	3,985,170
Series 2025-F, Class A (A)	4.400	08-15-30	3,363,000	3,340,774
Post Road Equipment Finance LLC
Series 2026-1A, Class A2 (A)	4.470	01-18-33	2,000,000	1,991,421
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (A)	5.000	09-15-48	3,300,000	3,250,440
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C (A)	5.141	01-18-33	766,247	767,261
Series 2025-A, Class C (A)	4.661	01-16-34	1,750,000	1,741,013
Series 2026-A, Class C (A)	4.953	07-17-34	1,795,000	1,786,343
SCCU Auto Receivables Trust
Series 2025-1A, Class A3 (A)	4.570	01-15-31	1,875,000	1,874,112
SCF Equipment Leasing LLC
Series 2025-1A, Class A3 (A)	5.110	11-21-33	3,380,000	3,396,106
Series 2025-2A, Class A3 (A)	4.330	06-20-36	1,562,000	1,538,791
SEB Funding LLC
Series 2024-1A, Class A2 (A)	7.386	04-30-54	2,975,864	3,008,401
Securitized Term Auto Receivables Trust
Series 2025-A, Class B (A)	5.038	07-25-31	847,399	850,662
Series 2025-B, Class B (A)	4.925	12-29-32	2,144,666	2,151,020
Series 2026-A, Class B (A)	4.284	03-25-33	2,265,695	2,246,507
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (A)	2.394	04-25-51	1,150,265	1,094,824
SFS Auto Receivables Securitization Trust
Series 2025-2A, Class A3 (A)	4.440	12-20-30	3,500,000	3,499,478
Series 2026-2A, Class A3 (A)	4.540	01-20-32	1,000,000	996,491
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C (A)	5.830	06-20-41	617,113	619,444
Series 2025-3A, Class C (A)	4.980	08-22-44	743,922	729,051
Series 2026-1A, Class A (A)	4.560	12-22-42	2,239,125	2,207,130
Series 2026-2A, Class B (A)	5.190	05-20-43	2,817,413	2,810,650
SMB Private Education Loan Trust
Series 2023-C, Class A1A (A)	5.670	11-15-52	666,183	671,731
Sonic Capital LLC
Series 2021-1A, Class A2I (A)	2.190	08-20-51	2,399,903	2,241,042
STAR Trust
Series 2025-SFR5, Class A (1 month CME Term SOFR + 1.450%) (A)(G)	5.090	02-17-42	2,696,441	2,698,048
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class A4 (A)	4.130	12-20-29	3,000,000	2,963,893
Subway Funding LLC
Series 2024-1A, Class A2I (A)	6.028	07-30-54	4,067,550	4,075,324
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (A)	5.440	06-25-54	2,750,000	2,713,126
Series 2025-1A, Class A2 (A)	5.036	03-25-55	2,351,000	2,266,216
Taco Bell Funding LLC
Series 2018-1A, Class A2II (A)	4.940	11-25-48	2,143,125	2,131,707
Series 2021-1A, Class A2I (A)	1.946	08-25-51	1,031,625	1,018,167
TIF Funding II LLC
Series 2021-1A, Class A (A)	1.650	02-20-46	378,006	341,585
T-Mobile US Trust
Series 2025-2A, Class A (A)	4.340	04-22-30	2,000,000	1,995,723
Toyota Auto Receivables Owner Trust
Series 2026-C, Class A3	4.510	03-17-31	1,500,000	1,495,979
Tricon American Homes Trust
Series 2020-SFR2, Class A (A)	1.482	11-17-39	4,206,483	4,036,772
Tricon Residential Trust
Series 2024-SFR4, Class A (A)	4.300	11-17-41	1,348,073	1,305,413
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	2,485,417	2,334,633
Series 2021-1A, Class A (A)	1.860	03-20-46	499,115	458,251
14	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
US Bank NA
Series 2026-RVM1, Class B1 (A)	4.959	12-25-46	2,578,352	$2,529,249
USB Auto Owner Trust
Series 2025-1A, Class A3 (A)	4.490	06-17-30	1,500,000	1,499,972
VB-S1 Issuer LLC
Series 2022-1A, Class C2I (A)	3.156	02-15-52	600,000	588,690
Verizon Master Trust
Series 2025-1, Class A	4.710	01-21-31	1,250,000	1,253,550
Series 2025-5, Class A1A	4.400	06-20-31	3,000,000	2,988,700
Series 2025-9, Class A1A	3.960	10-21-30	857,000	852,055
Volvo Financial Equipment LLC
Series 2026-1A, Class A3 (A)	3.930	05-15-30	2,000,000	1,973,049
Westgate Resorts LLC
Series 2026-1A, Class A (A)	5.190	10-20-39	1,775,800	1,770,826
Wheels Fleet Lease Funding 1 LLC
Series 2025-2A, Class A1 (A)	4.410	05-18-40	3,528,277	3,518,820
Series 2025-3A, Class A1 (A)	4.080	09-18-40	3,541,000	3,511,508
Wheels Fleet Lease Funding LLC
Series 2026-1A, Class A3 (A)	4.390	04-18-39	4,000,000	3,961,519
Willis Engine Structured Trust V
Series 2020-A, Class A (A)	3.228	03-15-45	433,556	420,691
Series 2020-A, Class B (A)	4.212	03-15-45	2,672,031	2,587,062
Series 2020-A, Class C (A)	6.657	03-15-45	571,669	564,893
Willis Engine Structured Trust VII
Series 2023-A, Class A (A)	8.000	10-15-48	115,059	115,780
Wingstop Funding LLC
Series 2020-1A, Class A2 (A)	2.841	12-05-50	1,463,710	1,422,692
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (A)	3.238	07-30-51	665,000	635,074

	Yield (%)	Shares	Value
Short-term investments 0.7%			$13,756,679
(Cost $13,755,990)
Short-term funds 0.7%			13,756,679
John Hancock Collateral Trust (I)	3.6571(J)	1,375,682	13,756,679

Total investments (Cost $1,987,631,180) 99.5%	$1,975,540,027
Other assets and liabilities, net 0.5%	10,750,928
Total net assets 100.0%	$1,986,290,955

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,018,893,193 or 51.3% of the fund’s net assets as of 8-31-26.
(B)	All or a portion of this security is on loan as of 8-31-26. The value of securities on loan amounted to $55,972,038. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $43,515,722 in the form of U.S. Treasuries was pledged to the fund.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing - Issuer is in default.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 8-31-26.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	15

The fund had the following country composition as a percentage of net assets on 8-31-26:
United States	85.0%
Canada	2.5%
United Kingdom	2.1%
France	1.2%
Other countries	9.2%
TOTAL	100.0%
16	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2026, by major security category or type:
	Total value at 8-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$193,824,334	—	$193,824,334	—
Foreign government obligations	18,135,659	—	18,135,659	—
Corporate bonds	1,276,408,347	—	1,276,408,347	—
Term loans	5,540,348	—	5,540,348	—
Collateralized mortgage obligations	65,088,143	—	65,088,143	—
Asset-backed securities	402,786,517	—	402,786,517	—
Short-term investments	13,756,679	$13,756,679	—	—
Total investments in securities	$1,975,540,027	$13,756,679	$1,961,783,348	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,375,682	$16,299,944	$48,705,905	$(51,247,685)	$(2,635)	$1,150	$99,974	—	$13,756,679
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	17